Initial public offering	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Initial Public Offering
Initial public offering

Note 3 – Initial Public Offering

On November 24, 2021, the Company sold 8,625,000 Units at a price of $10.00 per Unit, generating gross proceeds of $86,250,000 related to its IPO. Each Unit consists of one ordinary share, one redeemable warrant (each a “Warrant”, and, collectively, the “Warrants”), and one right to receive one-tenth of an ordinary share upon the consummation of an Initial Business Combination. Each two redeemable warrants entitle the holder thereof to purchase one ordinary share, and each ten rights entitle the holder thereof to receive one ordinary share at the closing of an Initial Business Combination. Upon the closing of the Business Combination, no fractional shares were issued upon separation of the Units, and only whole Warrants trade.

American Opportunities Growth Fund (the “Anchor Investor”), purchased an aggregate of 400,000 units in the IPO, and the Company agreed to direct the underwriters to sell to the Anchor Investor such number of units, subject to the Company’s satisfying the Nasdaq listing requirement.

The Anchor Investor was required to not redeem any of the public shares it acquired in the IPO.

Conditionally anchor shares are classified as temporary equity. Accordingly, anchor shares are presented at initial carrying value of $8.24 per share as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets plus dividend earned of $0.03 per share. As of October 31, 2022 and July 31, 2022, total carrying value of the anchor shares amounted to $3,329,682 and $3,306,524, respectively.

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,125,000 Public Units to cover over-allotments. On November 24, 2021, the underwriters exercised the over-allotment option in full to purchase 1,125,000 Public Units, at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $11,250,000 (see Note 6).

As of October 31, 2022 and July 31, 2022, the ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

	As of	As of
	October 31, 2022	July 31, 2022
Gross proceeds	$86,250,000	$86,250,000
Less:
Proceeds allocated to public warrants and public rights	(9,979,125)	(9,979,125)
Redeemable ordinary shares issuance costs allocated to public warrants and public rights	(5,196,868)	(5,196,868)
Plus:
Accretion of carrying value to redemption value (Deemed dividend)	15,194,433	14,695,090
Ordinary shares subject to possible redemption	$86,268,440	$85,769,097

Note 3 - Initial Public Offering

On November 24, 2021, the Company sold 8,625,000 Units at a price of $10.00 per Unit, generating gross proceeds of $86,250,000 related to its IPO. Each Unit consists of one ordinary share, one redeemable warrant (each a “Warrant”, and, collectively, the “Warrants”), and one right to receive one-tenth of an ordinary share upon the consummation of an Initial Business Combination. Each two redeemable warrants entitle the holder thereof to purchase one ordinary share, and each ten rights entitle the holder thereof to receive one ordinary share at the closing of a Business Combination. No fractional shares issued upon separation of the Units, and only whole Warrants will trade.

American Opportunities Growth Fund (the “Anchor Investor”), has purchased an aggregate of 400,000 units in the IPO, and the Company has agreed to direct the underwriters to sell to the Anchor Investor such number of units, subject to the Company’s satisfying the Nasdaq listing requirement.

The Anchor Investor is required to not redeem any of the public shares it acquires in the IPO. With respect to the ordinary shares underlying the units it may purchase in the IPO, upon the Company’s liquidation, the Anchor Investor will have the same rights to the funds held in the Trust Account as the rights afforded to the public shareholders. In addition, the units (including the underlying securities) the Anchor Investor may purchase in the IPO will not be subject to any agreements restricting their transfer.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

Conditionally anchor shares are classified as temporary equity. Accordingly, anchor shares are presented at initial carrying value of $8.24 per share as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets plus dividend earned of $0.03 per share. As of July 31, 2022, total carrying value of the anchor shares amounted to $3,306,524.

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,125,000 Public Units to cover over-allotments. On November 24, 2021, the underwriters exercised the over-allotment option in full to purchase 1,125,000 Public Units, at a purchase price of $10.00 per Public Unit, generating gross proceeds to the Company of $11,250,000 (see Note 6).

As of July 31, 2022, the ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

Gross proceeds from public issuance	$86,250,000
Less:
Proceeds allocated to public warrants and public rights	(9,979,125)
Redeemable ordinary shares issuance costs	(5,196,868)

Plus:
Accretion of carrying value to redemption value (Deemed dividend)	14,695,090
Ordinary shares subject to possible redemption	$85,769,097